CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Series E Preferred Stock	Common Stock Payable	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Jun. 30, 2013	183,927
Beginning Balance, Amount at Jun. 30, 2013	$ 184			$ 527,438	$ (840,962)	$ (313,340)
Common shares issued for cash, Shares	10,000,000
Common shares issued for cash, Amount	$ 10,000			$ 287,000		$ 297,000
Preferred stock issued for services, Shares
Preferred stock issued for services, Amount
Common stock payable issued for cash
Discount on issuance of convertible note payable
Net income					$ 16,420	$ 16,420
Ending Balance, Shares at Jun. 30, 2014	10,183,927
Ending Balance, Amount at Jun. 30, 2014	$ 10,184			$ 814,438	$ (824,542)	$ 80
Common shares issued for cash, Shares
Common shares issued for cash, Amount
Preferred stock issued for services, Shares		1,000,000
Preferred stock issued for services, Amount		$ 1		$ 9,999		$ 10,000
Common stock payable issued for cash			$ 19,500			19,500
Discount on issuance of convertible note payable				$ 221,805		221,805
Net income					$ (491,999)	(491,999)
Ending Balance, Shares at Jun. 30, 2015	10,183,927	1,000,000
Ending Balance, Amount at Jun. 30, 2015	$ 10,184	$ 1	$ 19,500	$ 1,046,242	$ (1,316,541)	$ (240,614)